Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) installment segment shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Authorized amounts under repurchase program	$ 225,000
Overstatement of deferred contract acquisition costs	(16,558)	$ (15,562)	$ (14,383)	$ (10,365)
Understatement of accumulated deficit	446,491	411,569
Payments of stock issuance costs	0	0	204
Foreign currency transaction gain (loss)	(500)	1,400	2,500
Accounts receivable, allowance for credit loss	$ 787	515	487
Guarantee obligations, term	6 months
Contract term with merchant	1 year
Capitalized contract cost, amortization period	4 years
Impairment of deferred contract costs	$ 1,205	0	0
Chargeback expense	(31,700)	(25,000)	(20,300)
Advertising expense	$ 4,600	$ 4,900	$ 6,000
Share options granted (in shares) | shares	0	0	0
Total share-based compensation expense	$ 57,831	$ 62,410	$ 67,467
Number of operating segments | segment	1
Number of reportable segments | segment	1
Operating lease right-of-use assets	$ 25,310	29,742
Present value of operating lease liabilities	$ 27,530
Ordinary Share Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					5 years
Vested and exercisable warrants (in shares) | shares	299,700
Issued and Outstanding Share Warrants (in shares) | shares	199,800
Remaining vesting installments | installment	2
Remaining unrecognized grant date fair value	$ 2,500
Vesting tranche one | Ordinary Share Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					3 years
Vesting tranche two | Ordinary Share Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					2 years
Common Class A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issued and Outstanding Share Warrants (in shares) | shares	499,500
Common Class B
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issued and Outstanding Share Warrants (in shares) | shares	0
Software Development
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs	$ 2,000	3,500
Amortization of intangible assets	1,500	1,500	700
Cloud Computing Arrangement Implementation Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs	600	700
Amortization of intangible assets	$ 300	200	200
Software and Software Development Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, useful life	4 years
Capitalized Sales Commissions
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment of deferred contract costs	$ 1,000	0	0
Deferred Contract Fulfilment Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment of deferred contract costs	$ 200	$ 0	$ 0
Restricted Stock Units (RSUs) | Vesting tranche two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period	6 months
Restricted Stock Units (RSUs) | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period	5 years